Accounts Payable And Provisions	12 Months Ended
Dec. 31, 2013
Accounts Payable And Provisions
15.	ACCOUNTS PAYABLE AND PROVISIONS

	December 31, 2013	December 31, 2012
Trade payables	141.2	220.5
Accruals	173.8	352.0
Payroll and other compensation	55.1	57.8
Leave pay accrual	42.9	73.8
Short-term portion of the South Deep Dividend liability	1.9	2.3
Stamp duty due on acquisition of Yilgarn South assets	15.0	—
Other	15.1	27.6

	445.0	734.0